NOTES PAYABLE – RELATED PARTIES (Tables)	9 Months Ended
Jul. 31, 2026
Notes Payable Related Parties
Schedule of notes payables

	July 31, 2026	October 31, 2025
Notes payable – related parties, current portion	$–	$841,613
Notes payable – related parties, non-current portion	–	495,000
Total notes payable – related parties	$–	$1,336,613